Segment Geographical Information And Major Customers (Details) - Schedule of revenues by geographic region - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Geographical Information And Major Customers (Details) - Schedule of revenues by geographic region [Line Items]
Revenues	$ 955	$ 928	$ 2,863	$ 3,300	$ 3,176
United States [Member]
Segment Geographical Information And Major Customers (Details) - Schedule of revenues by geographic region [Line Items]
Revenues			2,134	2,597	2,558
Israel [Member]
Segment Geographical Information And Major Customers (Details) - Schedule of revenues by geographic region [Line Items]
Revenues			22	101	61
Rest of the world [Member]
Segment Geographical Information And Major Customers (Details) - Schedule of revenues by geographic region [Line Items]
Revenues			$ 707	$ 602	$ 557